Share Capital and Earnings Per Share - Summary of Further Information on Preferred Shares Outstanding (Detail) - CAD ($) shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Line Items]
Face amount	$ 418,978,000,000	$ 402,477,000,000
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Mar. 11, 2011
Annual dividend rate	2.178%
Earliest redemption date	Jun. 19, 2021
Number of shares	6
Face amount	$ 158,000,000
Net amount	$ 155,000,000	155,000,000
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 20, 2016
Earliest redemption date	Jun. 19, 2021
Number of shares	2
Face amount	$ 42,000,000
Net amount	$ 41,000,000	41,000,000
Class 1, Series 5 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 06, 2011
Annual dividend rate	3.891%
Earliest redemption date	Dec. 19, 2021
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 195,000,000	195,000,000
Class 1, Series 7 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 22, 2012
Annual dividend rate	4.312%
Earliest redemption date	Mar. 19, 2022
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 244,000,000	244,000,000
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	May 24, 2012
Annual dividend rate	4.351%
Earliest redemption date	Sep. 19, 2022
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 244,000,000	244,000,000
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 04, 2012
Annual dividend rate	4.731%
Earliest redemption date	Mar. 19, 2023
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 196,000,000	196,000,000
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 21, 2013
Annual dividend rate	4.414%
Earliest redemption date	Sep. 19, 2023
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 196,000,000	196,000,000
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 25, 2014
Annual dividend rate	3.786%
Earliest redemption date	Jun. 19, 2024
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 195,000,000	195,000,000
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Aug. 15, 2014
Annual dividend rate	3.80%
Earliest redemption date	Dec. 19, 2024
Number of shares	14
Face amount	$ 350,000,000
Net amount	$ 343,000,000	343,000,000
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 03, 2014
Annual dividend rate	3.675%
Earliest redemption date	Mar. 19, 2025
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 246,000,000	246,000,000
Class 1, Series 21 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 25, 2016
Annual dividend rate	5.60%
Earliest redemption date	Jun. 19, 2021
Number of shares	17
Face amount	$ 425,000,000
Net amount	$ 417,000,000	417,000,000
Class 1, Series 23 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Nov. 22, 2016
Annual dividend rate	4.85%
Earliest redemption date	Mar. 19, 2022
Number of shares	19
Face amount	$ 475,000,000
Net amount	$ 467,000,000	467,000,000
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 20, 2018
Annual dividend rate	4.70%
Earliest redemption date	Jun. 19, 2023
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 245,000,000	245,000,000
Class A, Series 2 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 18, 2005
Annual dividend rate	4.65%
Number of shares	14
Face amount	$ 350,000,000
Net amount	$ 344,000,000	344,000,000
Class A, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jan. 03, 2006
Annual dividend rate	4.50%
Number of shares	12
Face amount	$ 300,000,000
Net amount	$ 294,000,000	294,000,000
Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares	156
Face amount	$ 3,900,000,000
Net amount	$ 3,822,000,000	$ 3,822,000,000